INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2014
Income Taxes Tables
Reconciliation between effective tax rate on income from continuing operations and federal statutory rate

	Years Ended February 28,
	2014	2013
Current:
Federal	$-	$-
State	26	-
Foreign	-	-
Total Current	26	-

Deferral:
Federal	76	(2,245)
State	(217)	(374)
Foreign	-	-
Total Current	(141)	(2,619)
Provision (Benefit) for income taxes	$(115)	$(2,619)

The reconciliation between our effective tax rate on income from continuing operations and the federal statutory rate is as follows:

	Years Ended February 28,
	2014	2013

Statutory rate	35.0%	35.0%
State and local taxes, net of federal income tax benefit	4.3	2.8
Change in valuation allowance	(35.2)	(27.4)
Stock-based compensation	(3.2)	(2.3)
Non-deductible expenses	(0.2)	(0.1)
Goodwill impairment	-	(13.8)
Acquisition related contingent consideration	-	8.3
Research tax credits	-	0.6
Prior year adjustments - deferred true-ups	(0.1)	0.8
Change in state rate	(0.1)	1.0
Other	-	0.1

Effective tax rate	0.5%	5.0%

Components of deferred tax assets and liabilities
	Years Ended February 28,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$26,473,022	$21,529,307
Tax credit carryforwards	307,657	307,657
Stock-based compensation	2,428,865	2,028,017
Property and equipment	302,854	279,953
Trade accounts receivable	163,644	104,538
Other	536,073	236,094
Total deferred tax assets	30,212,115	24,485,566

Less: valuation allowance	(29,690,511)	(21,848,032)
Net deferred tax assets	521,604	2,637,534
Deferred tax liabilities:
Intangible assets	(3,881,586)	(6,155,186)
Other	(16,401)	-
Net deferred tax assets/(liabilities)	$(3,376,383)	$(3,517,652)